ALPINE DYNAMIC DIVIDEND FUND
A SERIES OF ALPINE SERIES TRUST

SUPPLEMENT DATED DECEMBER 13, 2012
TO THE PROSPECTUS
DATED FEBRUARY 28, 2012

Effective December 13, 2012, the following language replaces the section of the Prospectus titled “Management – Portfolio Manager”:

Portfolio Managers

Mr. Joshua Duitz and Mr. Brian Hennessey are the co-portfolio managers primarily responsible for the investment decisions of the Fund and have managed the Fund since December 2012.

Effective December 13, 2012, the following language replaces the applicable disclosure of the section of the Prospectus titled “Management of the Funds – Portfolio Managers”:

The Dividend Fund is managed by an investment team that is led by co-portfolio managers, Joshua Duitz and Brian Hennessey.  The investment team also includes experienced Alpine portfolio managers and research analysts, who will provide analysis and recommendations regarding the sectors they cover. The team will include Samuel A. Lieber, CEO, Stephen A. Lieber, CIO, and Bruce Ebnother, Senior Investment Risk Strategist, who will provide strategic oversight.

Portfolio Manager	Global Consumer	CAP	International	Income & Growth	Emerging Markets	Infrastructure	Foundation	Dividend	Financial Services	Innovators	Transformations	Accelerating Dividend
Joshua Duitz						*		*
Brian Hennessey								*

**	Portfolio Manager
*	Co-Portfolio Manager

Samuel A. Lieber
(CAP Fund, International Fund, Emerging Markets Fund, Infrastructure Fund, Global Consumer Fund, Foundation Fund and Innovators Fund)
Samuel Lieber founded the Adviser (formerly, Alpine Management & Research, LLC) with his father, Stephen A. Lieber, and is its Chief Executive Officer. He currently serves as portfolio manager of the International Fund and CAP Fund and as co-portfolio manager of the Alpine Global Premier Properties Fund, Global Consumer Fund, Emerging Markets Fund, Infrastructure Fund, Foundation Fund, and Innovators Fund. He is also a member of the investment team for the Dividend Fund, Alpine Global Dynamic Dividend Fund and Alpine Total Dynamic Dividend Fund. Mr. Lieber is the Chairman of the Board of Trustees and President of the Trusts. Mr. Lieber received his bachelor’s degree (with high honors) from Wesleyan University and attended the New York University Graduate School of Business and New York University’s Real Estate Institute.

Stephen A. Lieber
(Foundation Fund, Financial Services Fund, Innovators Fund and Transformations Fund)
Stephen A. Lieber is the Vice President of the Trusts and the Chief Investment Officer of the Adviser. He currently serves as co-portfolio manager of the Foundation Fund, Financial Services Fund, Innovators Fund and Transformations Fund.  He is also a member of the investment team for the Dividend Fund,  Alpine Global Dynamic Dividend Fund and Alpine Total Dynamic Dividend Fund.

Joshua Duitz
(Infrastructure Fund and Dividend Fund)
Mr. Joshua Duitz joined Alpine in February 2007, after eight years at Bear Stearns, where Mr. Duitz was a Managing Director Principal who specialized in trading international equities. He currently serves as co-portfolio manager of the Infrastructure Fund, Dividend Fund, Alpine Global Dynamic Dividend Fund and  Alpine Total Dynamic Dividend Fund. Mr. Duitz is a Certified Public Accountant, who spent four years with Arthur Andersen, LLP in the Financial Markets Audit Division. Mr. Duitz earned his bachelor’s degree in Business Administration from Emory University and received his M.B.A. from the Wharton School of Business where he graduated with honors.

Brian Hennessey
(Dividend Fund)
Mr. Brian Hennessey joined Alpine in December 2008, bringing nine years of investment experience. Mr. Hennessey has previously worked at Tribeca Global Investments (a former unit of Citigroup) and Litespeed Partners, Partners Re Asset Management and Putnam Investments. Mr. Hennessey earned a bachelor’s degree at Williams College, an M.B.A. from MIT Sloan School of Management, and is a Chartered Financial Analyst. He is co-portfolio manager of the Dividend Fund, the Alpine Global Dynamic Dividend Fund and Alpine Total Dynamic Dividend Fund.

Bruce Ebnother
Mr. Ebnother joined Alpine in 2011 as its Senior Investment Risk Strategist as well as a Portfolio Manager focusing on Real Estate Investments. He is co-portfolio manager for the Alpine Global Premier Properties Fund and is also a member of the investment team for the Dividend Fund, Alpine Global Dynamic Dividend Fund and Alpine Total Dynamic Dividend Fund. Prior to joining Alpine, he spent 15 years at UBS Global Asset Management as a Senior Portfolio Manager and Chief Investment Officer for Global Real Estate Securities.

* * *
All references to Ms. Jill K. Evans and Mr. Kevin Shacknofsky in the Prospectus are hereby removed.

Please retain this Supplement for future reference.

ALPINE DYNAMIC DIVIDEND FUND
A SERIES OF ALPINE SERIES TRUST

SUPPLEMENT DATED DECEMBER 13, 2012
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 28, 2012

Effective December 13, 2012, the following language replaces the applicable disclosure of the section of the Statement of Additional Information titled “Portfolio Managers”:

The Dividend Fund is managed by an investment team that is led by co-portfolio managers, Joshua Duitz and Brian Hennessey.  The investment team also includes experienced Alpine portfolio managers and research analysts, who will provide analysis and recommendations regarding the sectors they cover. The team will include Samuel A. Lieber, CEO, Stephen A. Lieber, CIO, and Bruce Ebnother, Senior Investment Risk Strategist, who will provide strategic oversight.

Portfolio Manager	Global Consumer	CAP	International	Income & Growth	Emerging Markets	Infrastructure	Foundation	Dividend	Financial Services	Innovators	Transformations	Accelerating Dividend
Joshua Duitz						*		*
Brian Hennessey								*

**	Portfolio Manager
*	Co-Portfolio Manager

The following tables show the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories as of December 13, 2012.

Joshua Duitz			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	3	$1,212.8	0	$0
Other Pooled Investments	0	$0	0	$0
Other Accounts	1	$7.4	0	$0

Brian Hennessey			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets ($ in millions)	Number of Accounts	Total Assets ($ in millions)
Registered Investment Companies	2	$1,159.70	0	0
Other Pooled Investments	0	0	0	0
Other Accounts	1	$7.4	0	0

* * *

All references to Ms. Jill K. Evans and Mr. Kevin Shacknofsky in the Statement of Additional Information are hereby removed.

Please retain this Supplement for future reference.